Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
The following table summarizes intangible assets by category (dollars in thousands):

	December 31,
	2012			2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer loyalty programs	$12,164	$(2,346)	$9,818	$6,064	$(781)	$5,283
Trademarks	2,982	(730)	2,252	482	(98)	384
Total amortizing intangible assets	$15,146	$(3,076)	$12,070	$6,546	$(879)	$5,667

Gaming license rights	$110,646		$110,646	$110,646		$110,646
Local tradenames	9,231		9,231	9,231		9,231
Total non-amortizing intangible assets	$119,877		$119,877	$119,877		$119,877
Total	$135,023		$131,947	$126,423		$125,544

Schedule of changes in goodwill
The following table summarizes the changes in goodwill by reportable segment, during the year ended December 31, 2012 (dollars in thousands):

	Nevada	Midwest	Colorado	Discontinued Operations	Total
Goodwill, December 31, 2011	$33,665	$14,622	$—	$5,168	$53,455
Goodwill allocated for acquisition of the Black Hawk Casinos	—	—	20,229	—	20,229
Goodwill transferred to assets held for sale	—	—	—	(5,168)	(5,168)
Balance as of December 31, 2012	$33,665	$14,622	$20,229	$—	$68,516

Future amortization expense	The following table presents the future amortization expense related to definite-lived intangible assets (in thousands):

2013	$2,530
2014	2,298
2015	2,298
2016	2,298
2017	1,788
Thereafter	858